Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares U.S. Fixed Income Balanced Risk Factor ETF (FIBR) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares U.S. Fixed Income Balanced Risk Factor ETF	iShares U.S. Fixed Income Balanced Risk Systematic ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares High Yield Bond Factor ETF (HYDB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares High Yield Bond Factor ETF	iShares High Yield Systematic Bond ETF

Current Underlying Index Name	Modified Name of Underlying Index

BlackRock High Yield Defensive Bond Index	BlackRock High Yield Systematic Bond Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares Investment Grade Bond Factor ETF (IGEB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares Investment Grade Bond Factor ETF	iShares Investment Grade Systematic Bond ETF

Current Underlying Index Name	Modified Name of Underlying Index

BlackRock Investment Grade Enhanced Bond Index	BlackRock Investment Grade Systematic Bond Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares USD Bond Factor ETF (USBF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares USD Bond Factor ETF	iShares USD Systematic Bond ETF

Current Underlying Index Name	Modified Name of Underlying Index

BlackRock USD Bond Factor Index	BlackRock USD Systematic Bond Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Fixed Income Balanced Risk Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares U.S. Fixed Income Balanced Risk Factor ETF (FIBR) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares U.S. Fixed Income Balanced Risk Factor ETF	iShares U.S. Fixed Income Balanced Risk Systematic ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares High Yield Bond Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares High Yield Bond Factor ETF (HYDB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares High Yield Bond Factor ETF	iShares High Yield Systematic Bond ETF

Current Underlying Index Name	Modified Name of Underlying Index

BlackRock High Yield Defensive Bond Index	BlackRock High Yield Systematic Bond Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Investment Grade Bond Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares Investment Grade Bond Factor ETF (IGEB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares Investment Grade Bond Factor ETF	iShares Investment Grade Systematic Bond ETF

Current Underlying Index Name	Modified Name of Underlying Index

BlackRock Investment Grade Enhanced Bond Index	BlackRock Investment Grade Systematic Bond Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares USD Bond Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares USD Bond Factor ETF (USBF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares USD Bond Factor ETF	iShares USD Systematic Bond ETF

Current Underlying Index Name	Modified Name of Underlying Index

BlackRock USD Bond Factor Index	BlackRock USD Systematic Bond Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.